Auditor's remuneration - Disclosure of Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 11.0	£ 10.0	£ 9.0
Total Auditor's remuneration	78.0	71.0	62.0
Subsidiaries
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	53.0	48.0	41.0
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	12.0	11.0	10.0
Other services
Disclosure of products and services [line items]
Other services	2.0	2.0	2.0
Barclays associated pension schemes
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 0.3	£ 0.3	£ 0.3